Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues
Patent licensing fees	$ 2,795,000	$ 13,152,500
Cost of revenue
Litigation and licensing expenses	1,844,089	6,905,705
Gross margin	950,911	6,246,795
Operating expenses
Selling, general and administrative expenses	2,797,380	2,740,554
Total operating expenses	2,797,380	2,740,554
(Loss) income from operations	(1,846,469)	3,506,241
Other income (expense)
Change in fair market value of warrant liability	164,679	(136,381)
Interest expense	(689,861)	(1,061,387)
Total other income (expense)	(525,182)	(1,197,768)
(Loss) income before income tax	(2,371,651)	2,308,473
Income tax expense	(100,000)	(30,000)
Net (loss) income	$ (2,471,651)	$ 2,278,473
(Loss) income per share - basic (in Dollars per share)	$ (0.46)	$ 0.43
(Loss) income per share - diluted (in Dollars per share)	$ (0.46)	$ 0.43
Weighted average shares outstanding - basic (in Shares)	5,331,973	5,331,973
Weighted average shares outstanding - diluted (in Shares)	5,331,973	5,331,973